Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Consolidation and Nature of Operations	Basis of Consolidation and Nature of OperationsThe accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”), Security Federal Investments, Inc. ("SFINV") and Security Financial Services Corporation (“SFSC”). Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust. However, under current accounting guidance, the Trust is not consolidated in the financial statements. The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes. SFINS is an insurance agency offering auto, business, health and home insurance. SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries. SFINV was formed to hold investment securities and allow for better management of the securities portfolio. SFSC is currently inactive
Cash and Cash Equivalents	Cash and Cash EquivalentsFor purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold. Cash equivalents have original maturities of three months or les
Investment and Mortgage-Backed Securities
Investment and Mortgage-Backed Securities
Investment securities, including mortgage-backed securities, are classified in one of three categories: HTM, AFS, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as HTM when the Company has the positive intent and ability to hold the securities to maturity. These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over a level yield basis. Callable debt securities held at a premium are amortized until the earliest call date. Prepayment assumptions on mortgage-backed securities are anticipated.
Management classifies investment securities that are not considered to be HTM as AFS. This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income (loss)”). Gains and losses from sales of investment and mortgage-backed securities AFS are determined using the specific identification method. The Company had no investment securities classified as trading
Loans Receivable Held for Investment
Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

Allowance for Loan Losses
Allowance for Loan Losses
The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses. Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions. Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly.
The Company regularly re-evaluates its practices in determining the allowance for loan losses. During the year ended December 31, 2020, the Company increased its look-back period to incorporate the effects of at least one economic downturn in its loss history. The Company believes the extension of its look-back period is appropriate due to the risks inherent in the loan portfolio. Absent this extension, the early cycle periods in which the Company experienced significant losses would be excluded from the determination of the allowance for loan losses and its balance would decrease. For the year ended December 31, 2020, the Company increased its look-back period to 10 years to continue to include losses incurred by the Company beginning with the first quarter of 2011. The Company continued to use a look-back period of 10 years for the year ended December 31, 2021.
While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.
The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral less estimated selling costs.  In accordance with our policy, non-accrual commercial loans with a balance less than $200,000 and non-accrual consumer loans with a balance less than $100,000 are deemed immaterial and therefore excluded from the individual impairment review. Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectability of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.
The Company did not designate loans with payment deferrals granted due to the novel coronavirus of 2019 (“COVID-19’) pandemic as delinquent or impaired in accordance with provisions of The Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”) and the Consolidated Appropriations Act, 2021 (the “CAA, 2021”) and related regulatory guidance. Additional analysis was also completed on the allowance for loan losses during 2021 and 2020 based on the significance of loan modifications in accordance with the CARES Act and regulatory guidance and loan risk rating downgrades as well as additional risk factors related to COVID-19.

Loans Receivable Held for Sale	.The Company did not designate loans with payment deferrals granted due to the novel coronavirus of 2019 (“COVID-19’) pandemic as delinquent or impaired in accordance with provisions of The Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”) and the Consolidated Appropriations Act, 2021 (the “CAA, 2021”) and related regulatory guidance. Additional analysis was also completed on the allowance for loan losses during 2021 and 2020 based on the significance of loan modifications in accordance with the CARES Act and regulatory guidance and loan risk rating downgrades as well as additional risk factors related to COVID-19.
Loans Receivable Held for Sale
The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with institutional investors are carried in the Company’s loans held for sale portfolio.  These loans are fixed rate residential loans that have been originated in the Company’s name and have closed.  Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers.  Therefore, these loans present very little market risk for the Company.
The Company usually delivers to, and receives funding from, the investor within 30 days.  Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination.

Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned
Other real estate owned represents real estate and other assets acquired through foreclosure or repossession and are initially recorded at the estimated fair value less costs to sell. Subsequent improvements are capitalized. Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost. Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell. Fair values are generally determined by reference to an outside appraisal.

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are 7 to 40 years for buildings and improvements and generally 3 to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.
Land Held for Sale
During the year ended December 31, 2021, the Company transferred three parcels of land with a combined book balance of $1.5 million from premises and equipment to land held for sale. Land held for sale is reported at the lower of the carrying amount and fair value less costs to sell.
Intangible Assets and Goodwill	zed.Land Held for Sale
During the year ended December 31, 2021, the Company transferred three parcels of land with a combined book balance of $1.5 million from premises and equipment to land held for sale. Land held for sale is reported at the lower of the carrying amount and fair value less costs to sell.
Goodwill
The Company's goodwill is a result of the excess of the cost over the fair value of net assets resulting from the acquisition of Collier Jennings Financial Corporation in July 2006. Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.
Income Taxes
Income Taxes
Income tax expense or benefit is recognized for the net change in the deferred tax liability or asset during the year.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases. Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items. A valuation allowance, if applicable, is established for deferred tax assets that may not be realized. Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.
The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures. There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to December 31, 2018 are closed for federal, state and local income
Loan Fees and Costs Associated with Originating Loans
Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

Interest Income
Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan. The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

Advertising Expense
Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $1.1 million, $1.1 million, and $796,000 were included in the Company’s results of operations for the years ended December 31, 2021, 2020 and 2019, respectively.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

Earnings Per Share
Net Income Per Common Share
Accounting guidance specifies the computation, presentation and disclosure requirements for earnings per share (“EPS”) for entities with publicly held common stock or potential common stock such as options, warrants, convertible securities or contingent stock agreements if those securities trade in a public market. Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive common shares had been issued.  The dilutive effect of options outstanding under the Company’s stock option plan is reflected in diluted EPS by application of the treasury stock method.
There were no stock options outstanding as of December 31, 2021, 2020 and 2019; and therefore, no dilutive options in the calculation of diluted EPS for those periods. Diluted EPS also assumes the Senior Convertible Debentures were converted into 302,200 shares of common stock at the beginning of the year ended December 31, 2019. The related interest expense recorded during the period, net of tax, is added back to the EPS numerator while the underlying shares are added to the denominator.
Use of Estimates	. Material estimates that are particularly susceptible to significant changes include:
• Determination of the allowance for loan losses and provision for credit losses
• Valuation of real estate acquired in conjunction with foreclosures or in satisfaction of loans
• Income taxes, including tax provisions and realization of deferred tax assets
• Fair value of assets and liabilities

Recently Issued Accounting Standards
Recently Issued or Adopted Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:
In June 2016, the FASB issued guidance to change the accounting for credit losses and modify the impairment model for certain debt securities. The guidance significantly changes the impairment model for most financial assets that are measured at amortized cost and certain other instruments from an incurred loss model to an expected loss model. The amendments will be effective for the Company for reporting periods beginning after December 15, 2022. Early adoption is permitted. The Company is in the process of identifying required changes to the loan loss estimation models and processes and evaluating the impact of this new guidance. Once adopted, we expect our allowance for loan losses to increase, however, until our evaluation is complete the magnitude of the increase will be unknown.
In May 2019, the FASB issued guidance to provide entities that have certain financial instruments measured at amortized cost that have credit losses, to irrevocably elect the fair value option in Subtopic 825-10, upon adoption of the June 2016 guidance related to accounting for credit losses and modifying the impairment model for certain debt securities. The fair value option applies to available-for-sale debt securities. This guidance should be applied at adoption on a modified-retrospective basis as a cumulative-effect adjustment to the opening balance of retained earnings in the statement of financial condition. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial statements.
In December 2019, the FASB issued guidance simplifying the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application or and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This ASU became effective for reporting periods beginning after December 15, 2020. The adoption of these amendments did not have a material effect on the Company's consolidated financial statements.
In March 2020, the FASB issued guidance that applies to contracts, hedging relationships and other transactions that reference the London Interbank Offered Rate ("LIBOR") or other rate references expected to be discontinued because of reference rate reform. The guidance permits an entity to make necessary modifications to eligible contracts or transactions without requiring contract remeasurement or reassessment of a previous accounting determination. In January 2021, updated guidance was issued to clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this guidance to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this guidance have differing effective dates, beginning with an interim period including and subsequent to March 12, 2020 through December 31, 2022. The Company does not expect adoption of this guidance to have a material impact on its consolidated financial statements.
In October 2020, the FASB issued guidance which clarifies that the Company should reevaluate whether a callable debt security is within the scope of paragraph 310-20-35-33 for each reporting period. This ASU became effective for reporting periods beginning after December 15, 2020. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Risks and Uncertainties	Risks and UncertaintiesIn the normal course of its business, the Company encounters two significant types of risk: economic and regulatory. There are three main components of economic risk: interest rate risk, credit risk, and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets. Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and securities available for sale. The Company is subject to the regulations of various government agencies. These regulations can and do change significantly from period to period. The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of the
Reclassifications	lassificationsCertain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.